Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	December 31,
	2013	2012
Current income tax expense (benefit):
Federal	$-	$-
State	47	63
Foreign	25	68
	72	131
Deferred income tax expense (benefit):
Federal	24	16
State	6	6
Foreign	(301)	(278)
	(271)	(256)

Valuation allowance	-	-

Total income tax expense (benefit)	$(199)	$(125)

Schedule of deferred tax assets and liabilities
	December 31,
	2013	2012

Allowance for doubtful accounts	$163	$98
Inventory reserve and uniform capitalization	41	44
Accrued expenses and other liabilities	305	365
Unearned revenue	343	226
Valuation allowance	(748)	(685)
Deferred tax assets - current	104	48

Other assets	(295)	42
Property and equipment	18	5
Intangibles	658	405
Net operating loss carryforward	4,201	2,009
Valuation allowance	(4,631)	(2,459)
Deferred tax assets - long term	(49)	2

Total net deferred tax asset	$55	$50

Long term debt	$(17)	$(18)
Intangibles	(662)	(1,022)
Goodwill	(67)	(40)

Total net deferred tax liability	$(746)	$(1,080)

Total	$(691)	$(1,030)

Schedule of effective income tax rate reconciliation
	December 31, 2013		December 31, 2012
	Amount	Rate (%)	Amount	Rate (%)
Tax at the Federal statutory rate	$(1,842)	34.0	$(1,357)	34.0
State taxes	(464)	8.6	(130)	3.3
Permanent differences	92	(1.7)	752	(18.9)
Valuation allowance	2,195	(40.5)	147	(3.7)
True up items	13	(0.2)	288	(7.2)
Miscellaneous	22	(0.4)	22	(0.6)
Stock transaction	21	(0.4)	57	(1.4)
Foreign rate	(236)	4.3	96	(2.4)
Effective tax rate	$(199)	3.7	$(125)	3.1

Schedule of unrecognized tax benefits reconciliation roll forward
Balance as of December 31, 2012	$170
Additions based on tax positions related to the current year	-
Additions for tax positions of prior years	-
Reductions for tax positions of prior years	-

Balance as of December 31, 2013	$170